Right-of-use asset and lease liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Right-of-use asset
Renewal term	1 year
Additions to right of use assets	$ 267
Depreciation expense	158
Balance at the end	265
Cost
Right-of-use asset
Balance as at January 1, 2019		$ 156
Additions to right of use assets	267
Balance at the end	423
Accumulated amortization
Right-of-use asset
Depreciation expense	158
Balance at the end	$ 158
IFRS Adjustment
Right-of-use asset
Balance as at January 1, 2019		$ 156